Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating Activities
Net Earnings (Loss)	$ 1,864,000	$ 1,609,000	$ 3,366,000	$ 5,666,000
Depreciation, Depletion and Amortization	1,197,000	1,047,000	3,374,000	3,209,000
Deferred Income Tax Expense (Recovery)	(2,000)	568,000	(416,000)	625,000
Unrealized (Gain) Loss on Risk Management	72,000	(18,000)	88,000	(88,000)
Unrealized Foreign Exchange (Gain) Loss	59,000	298,000	(99,000)	419,000
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	98,000	120,000	98,000	146,000
Revaluation (Gain) Loss	0	(549,000)	33,000	(549,000)
Re-measurement of Contingent Payments, Net of Cash Paid	67,000	(286,000)	83,000	(489,000)
(Gain) Loss on Divestiture of Assets	0	60,000	(11,000)	(244,000)
Unwinding of Discount on Decommissioning Liabilities	55,000	43,000	165,000	132,000
(Income) Loss From Equity-Accounted Affiliates	(11,000)	(9,000)	(23,000)	(11,000)
Distributions Received From Equity-Accounted Affiliates	23,000	13,000	117,000	54,000
Other	25,000	55,000	(34,000)	(238,000)
Settlement of Decommissioning Liabilities	(68,000)	(55,000)	(157,000)	(101,000)
Net Change in Non-Cash Working Capital	(641,000)	1,193,000	(2,142,000)	(98,000)
Cash From (Used in) Operating Activities	2,738,000	4,089,000	4,442,000	8,433,000
Investing Activities
Cash Acquired Through Business Combination	(32,000)	(389,000)	(501,000)	(390,000)
Capital Investment	(1,025,000)	(866,000)	(3,128,000)	(2,434,000)
Proceeds From Divestitures	1,000	407,000	12,000	1,469,000
Payment on Divestiture of Assets	0	0	0	(50,000)
Net Change in Investments and Other	(8,000)	51,000	(101,000)	(185,000)
Net Change in Non-Cash Working Capital	(37,000)	107,000	(297,000)	446,000
Cash From (Used in) Investing Activities	(1,101,000)	(690,000)	(4,015,000)	(1,144,000)
Net Cash Provided (Used) Before Financing Activities	1,637,000	3,399,000	427,000	7,289,000
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	14,000	(2,000)	(101,000)	(81,000)
(Repayment) of Long-Term Debt	(1,346,000)	(2,889,000)	(1,346,000)	(4,149,000)
Principal Repayment of Leases	(70,000)	(78,000)	(216,000)	(228,000)
Common Shares Issued Under Stock Option Plans	25,000	13,000	43,000	133,000
Purchase of Common Shares Under NCIBs	(361,000)	(659,000)	(711,000)	(2,143,000)
Payment for Purchase of Warrants	(600,000)	0	(600,000)	0
Proceeds From Exercise of Warrants	5,000	7,000	16,000	51,000
Other	(3,000)	0	(3,000)	(2,000)
Cash From (Used in) Financing Activities	(2,600,000)	(3,822,000)	(3,674,000)	(6,926,000)
Effect of Foreign Exchange on Cash and Cash Equivalents	58,000	224,000	(15,000)	258,000
Increase (Decrease) in Cash and Cash Equivalents	(905,000)	(199,000)	(3,262,000)	621,000
Cash and Cash Equivalents, Beginning of Period	2,167,000	3,693,000	4,524,000	2,873,000
Cash and Cash Equivalents, End of Period	1,262,000	3,494,000	1,262,000	3,494,000
Common shares
Financing Activities
Dividends paid	(264,000)	(205,000)	(729,000)	(481,000)
Preference shares
Financing Activities
Dividends paid	$ 0	$ (9,000)	$ (27,000)	$ (26,000)